FEDERATED BALANCED ALLOCATION FUND
A Portfolio of Federated Managed Allocation Portfolios

Class A Shares
Class B Shares
Class C Shares

Supplement to Prospectus dated January 31, 2008

1.           Under the section entitled “Payments to Financial Intermediaries” please delete the subsection entitled “Rule 12b-1 Fees” on page 48 in its entirety and replace with the following:

“RULE 12b-1 FEES
The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees of up to 0.05% for Class A Shares and 0.75% for Class B Share and Class C Shares of average net assets to the Distributor for the sale, distribution, administration and customer servicing of the Fund’s Shares. When the Distributor receives Rule 12b-1 Fees, it may pay some or all of them to financial intermediaries whose customers purchase Shares.  Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.”

2.           Under the section entitled “Who Manages the Fund?” please delete the subsection entitled “Portfolio Management Information for the Underlying Funds” on page 62 relating to “Federated Kaufmann Fund (FKF)” in its entirety and replace with the following:

“FEDERATED KAUFMANN FUND (FKF)

Lawrence Auriana

Lawrence Auriana has been the Fund’s Portfolio Manager since February 1986. He is Vice President of the Trust. Mr. Auriana joined Federated in April 2001 as Co-Head of Investments/Federated Kaufmann. From August 1984 to April 2001, Mr. Auriana was President and Treasurer of Edgemont Asset Management Corp., and Chairman of the Board and Portfolio Manager to The Kaufmann Fund, Inc. (predecessor to the Federated Kaufmann Fund). Mr. Auriana earned a B.S. in Economics from Fordham University and has been engaged in the securities business since 1965.

Hans P. Utsch

Hans P. Utsch has been the Fund’s Portfolio Manager since February 1986. He is Vice President of the Trust. Mr. Utsch joined Federated in April 2001 as Co-Head of Investments/Federated Kaufmann. From August 1984 to April 2001, Mr. Utsch was Chairman of the Board and Secretary of Edgemont Asset Management Corp., and President and Portfolio Manager to The Kaufmann Fund, Inc. (predecessor to the Federated Kaufmann Fund). Mr. Utsch graduated from Amherst College and holds an M.B.A. from Columbia University. He has been engaged in the securities business since 1962.

Jonathan Art

Jonathan Art has been a Portfolio Manager of the Fund since October 2003. Mr. Art focuses on security selection with particular emphasis in the Technology sector. Mr. Art was an investment analyst with Edgemont Asset
Management Corp., Adviser to the Kaufmann Fund (predecessor to the Federated Kaufmann Fund) from 1995 to 2001. He has been an investment analyst with the Fund’s current Adviser since April 2001. Mr. Art earned a B.E.S. in Mathematical Sciences from The John Hopkins University and an M.S. in Management from the Massachusetts Institute of Technology.

Mark Bauknight

Mark Bauknight has been a Portfolio Manager of the Fund since October 2003. Mr. Bauknight focuses on security selection with particular emphasis in the Financials sector. Mr. Bauknight was an investment analyst with Edgemont Asset Management Corp., Adviser to the Kaufmann Fund (predecessor to the Federated Kaufmann Fund) from 1997 to 2001. He has been an investment analyst with the Fund’s current Adviser since April 2001. Mr. Bauknight earned a B.A. in Economics and a B.A. in Political Science from the University of North Carolina at Chapel Hill and an M.B.A. from the University of Oxford.

Jonathan E. Gold

Jonathan E. Gold has been a Portfolio Manager of the Fund since June 2008. Mr. Gold focuses on security selection with particular emphasis in the international markets. Mr. Gold joined Federated in November 2004 and has been a Senior Investment Analyst with the Fund’s adviser since that time. Mr. Gold was a Managing Director with Amphion Capital (and its predecessors) from December 1996 to November 2004. Prior to 1996, he held positions with James D. Wolfensohn Inc. and Prudential Realty Group. Mr. Gold earned both his Bachelor of Science and Masters of Business Administration degrees in Finance from the Leonard N. Stern School of Business, New York University.

John Leibee

John Leibee has been a Portfolio Manager of the Fund since June 2008. Mr. Leibee focuses on security selection with particular emphasis in the Industrials sector. Mr. Leibee joined Federated in May 2008 as a Portfolio Manager. He served as Managing Director, Equity Capital Markets, at Citigroup Global Markets from June 1983 to June 2005. He also worked at Ospraie Management, LLC from January 2007 to June 2007. He holds a Bachelor of Science Degree from the University of Delaware and a Masters of Business Administration degree from Duke University.
The Fund’s SAI provides additional information about the Portfolio Managers’ compensation, management of other  accounts, and ownership of securities in the Fund.”

July 22, 2008

Cusip 314212887
Cusip 314212879
Cusip 314212861
38776 (7/08)

FEDERATED BALANCED ALLOCATION FUND
A Portfolio of Federated Managed Allocation Portfolios

Class A Shares
Class B Shares
Class C Shares

Supplement to Statement of Additional Information dated January 31, 2008

Under the section entitled “Portfolio Manager Information for the Underlying Funds” please delete the subsection titled “Federated Kaufmann Fund (FKF)” on page 36 in its entirety and replace with the following:

“Federated Kaufmann Fund (FKF)
The following information about the Fund’s portfolio manager is provided as of May 30, 2008.

                  Additional Accounts Managed by Portfolio Manager
Types of Accounts Managed by Lawrence Auriana	Total Number of Additional Accounts Managed / Total Assets*
Registered Investment Companies	4 Funds/$1,902.892 million
Other Pooled Investment Vehicles	1 Porfolio/$2.475 million
Other Accounts	0
*None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of shares owned in the Fund: none

Lawrence Auriana is paid a fixed base salary and a variable annual incentive.  Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager’s experience and performance.  The annual incentive amount is determined based on multiple performance criteria using a Balanced Scorecard methodology.  There are three weighted performance categories in the Balanced Scorecard.  Investment Product Performance (IPP) is the predominant factor.   Of lesser importance are: Leadership and Client Satisfaction and Service.  The total Balanced Scorecard “score” is applied against an annual incentive opportunity that is competitive in the market for this portfolio manager role to determine the annual incentive payment.

The Fund will gain exposure to mid-cap growth equity securities by investing in another fund (the “Federated Kaufmann Fund”).  Mr. Auriana manages the Federated Kaufmann fund according to its specific investment program.  Thus, although Mr. Auriana is not responsible for making investment decisions directly on behalf of the Fund, the mid-cap growth portion of the Fund’s portfolio may be subject to his management of the Federated Kaufmann Fund.  Mr. Auriana’s IPP is measured on a rolling 1, 3, and 5 calendar year pre-tax gross return basis vs. the Fund's designated peer group of comparable accounts.  Performance periods are adjusted if a portfolio manager has been managing an account for less than five years; accounts with less than one-year of performance history under a portfolio manager may be excluded.  As noted above, Mr. Auriana is also the portfolio manager for other accounts in addition to the Fund.  Such other accounts may have different benchmarks.  IPP is calculated with an equal weighting of each account managed by the portfolio manager.   Discretion may be applied to modify the above based on extenuating circumstances.

Leadership is assessed by the Chief Investment Officer in charge of the portfolio manager’s group.

Client Satisfaction and Service is assessed by Federated’s senior management based on the quality, amount and effectiveness of client support, with input from sales management.

               Additional Accounts Managed by Portfolio Manager
Types of Accounts Managed by Hans Utsch	Total Number of Additional Accounts Managed / Total Assets*
Registered Investment Companies	4 Funds/$1,902.892 million
Other Pooled Investment Vehicles	1 Portfolio/$2.475 million
Other Accounts	0
*None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of shares owned in the Fund: none

Hans Utsch is paid a fixed base salary and a variable annual incentive.  Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager’s experience and performance.  The annual incentive amount is determined based on multiple performance criteria using a Balanced Scorecard methodology.  There are three weighted performance categories in the Balanced Scorecard.  Investment Product Performance (IPP) is the predominant factor.   Of lesser importance are: Leadership and Client Satisfaction and Service.  The total Balanced Scorecard “score” is applied against an annual incentive opportunity that is competitive in the market for this portfolio manager role to determine the annual incentive payment.

The Fund will gain exposure to mid-cap growth equity securities by investing in another fund (the “Federated Kaufmann Fund”).  Mr. Utsch manages the Federated Kaufmann fund according to its specific investment program.  Thus, although Mr. Utsch is not responsible for making investment decisions directly on behalf of the Fund, the mid-cap growth portion of the Fund’s portfolio may be subject to his management of the Federated Kaufmann Fund.  Mr. Utsch’s IPP is measured on a rolling 1, 3, and 5 calendar year pre-tax gross return basis vs. the Fund's designated peer group of comparable accounts.  Performance periods are adjusted if a portfolio manager has been managing an account for less than five years; accounts with less than one-year of performance history under a portfolio manager may be excluded.  As noted above, Mr. Utsch is also the portfolio manager for other accounts in addition to the Fund.  Such other accounts may have different benchmarks.  IPP is calculated with an equal weighting of each account managed by the portfolio manager.  Discretion may be applied to modify the above based on extenuating circumstances.

Leadership is assessed by the Chief Investment Officer in charge of the portfolio manager’s group.

Client Satisfaction and Service is assessed by Federated’s senior management based on the quality, amount and effectiveness of client support, with input from sales management.

                 Additional Accounts Managed by Portfolio Manager
Types of Accounts Managed by Jonathan Art	Total Number of Additional Accounts Managed / Total Assets*
Registered Investment Companies	1 fund/$125.572 million
Other Pooled Investment Vehicles	1 Portfolio/$2.475 million
Other Accounts	0
*None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of shares owned in the Fund: none

Jonathan Art is paid a fixed base salary and a variable annual incentive.  Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager’s experience and performance.  The annual incentive amount is determined based on multiple performance criteria using a Balanced Scorecard methodology, and may be paid entirely in cash, or in a combination of cash and restricted stock of Federated Investors, Inc. (Federated).  There are three weighted performance categories in the Balanced Scorecard.  Investment Product Performance (IPP) is the predominant factor.   Of lesser importance are: Financial Success and Leadership/Teamwork/Communication.  The total Balanced Scorecard “score” is applied against an annual incentive opportunity that is competitive in the market for this portfolio manager role to determine the annual incentive payment.

The Fund will gain exposure to mid-cap growth equity securities by investing in another fund (the “Federated Kaufmann Fund”).  Mr. Art manages the Federated Kaufmann fund according to its specific investment program.  Thus, although Mr. Art is not responsible for making investment decisions directly on behalf of the Fund, the mid-cap growth portion of the Fund’s portfolio may be subject to his management of the Federated Kaufmann Fund.  Mr. Art’s IPP is measured on a rolling 1, 3, and 5 calendar year pre-tax gross return basis vs. the Fund's designated peer group of comparable accounts.  Performance periods are adjusted if a portfolio manager has been managing an account for less than five years; accounts with less than one-year of performance history under a portfolio manager may be excluded.  As noted above, Mr. Art is also the portfolio manager for other accounts in addition to the Fund.  Such other accounts may have different benchmarks.  Additionally, Mr. Art provides research and analytical support for other accounts.  IPP is calculated with an equal weighting of each account he manages or for which he provides research and analytical support.  Discretion may be applied to modify the above based on extenuating circumstances.

Financial success is assessed by the revenue growth for the accounts managed or supported and is predicated on the trailing 5 year IPP vs. peer group being at or above the 50th percentile.

Leadership/Teamwork/Communication is assessed by the Chief Investment Officer and Lead Portfolio Managers of the group.

Types of Accounts Managed by Mark Bauknight	Total Number of Additional Accounts Managed / Total Assets*
Registered Investment Companies	1 Fund/$125.572 million
Other Pooled Investment Vehicles	1 Portfolio/$2.475 million
Other Accounts	0
*None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of shares owned in the Fund: none

Mark Bauknight is paid a fixed base salary and a variable annual incentive.  Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager’s experience and performance.  The annual incentive amount is determined based on multiple performance criteria using a Balanced Scorecard methodology, and may be paid entirely in cash, or in a combination of cash and restricted stock of Federated Investors, Inc. (Federated).  There are three weighted performance categories in the Balanced Scorecard.  Investment Product Performance (IPP) is the predominant factor.   Of lesser importance are: Financial Success and Leadership/Teamwork/Communication.  The total Balanced Scorecard “score” is applied against an annual incentive opportunity that is competitive in the market for this portfolio manager role to determine the annual incentive payment.

The Fund will gain exposure to mid-cap growth equity securities by investing in another fund (the “Federated Kaufmann Fund”).  Mr. Bauknight manages the Federated Kaufmann fund according to its specific investment program.  Thus, although Mr. Bauknight is not responsible for making investment decisions directly on behalf of the Fund, the mid-cap growth portion of the Fund’s portfolio may be subject to his management of the Federated Kaufmann Fund.  Mr. Bauknight’s IPP is measured on a rolling 1, 3, and 5 calendar year pre-tax gross return basis vs. the Fund's designated peer group of comparable accounts (e.g., accounts in the same category as established by Morningstar).  Performance periods are adjusted if a portfolio manager has been managing an account for less than five years; accounts with less than one-year of performance history under a portfolio manager may be excluded.  As noted above, Mr. Bauknight is also the portfolio manager for other accounts in addition to the Fund.  Such other accounts may have different benchmarks.  Additionally, Mr. Bauknight provides research and analytical support for other accounts.  IPP is calculated with an equal weighting of each account he manages or for which he provides research and analytical support.  Discretion may be applied to modify the above based on extenuating circumstances.

Financial success is assessed by the revenue growth for the accounts managed or supported and is predicated on the trailing 5 year IPP vs. peer group being at or above the 50th percentile.

Leadership/Teamwork/Communication is assessed by the Chief Investment Officer and Lead Portfolio Managers of the group.

               Additional Accounts Managed by Portfolio Manager
Types of Accounts Managed by Jonathan Gold	Total Number of Additional Accounts Managed / Total Assets*
Registered Investment Companies	0
Other Pooled Investment Vehicles	0
Other Accounts	0
*None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of shares owned in the Fund: none

Jonathan Gold is paid a fixed base salary and a variable annual incentive.  Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager’s experience and performance.  The annual incentive amount is determined based on multiple performance criteria using a Balanced Scorecard methodology, and may be paid entirely in cash, or in a combination of cash and restricted stock of Federated Investors, Inc. (Federated).  There are three weighted performance categories in the Balanced Scorecard.  Investment Product Performance (IPP) is the predominant factor.   Of lesser importance are: Financial Success and Leadership/Teamwork/Communication.  The total Balanced Scorecard “score” is applied against an annual incentive opportunity that is competitive in the market for this portfolio manager role to determine the annual incentive payment.

The Fund will gain exposure to mid-cap growth equity securities by investing in another fund (the “Federated Kaufmann Fund”).  Mr. Gold manages the Federated Kaufmann fund according to its specific investment program.  Thus, although Mr. Gold is not responsible for making investment decisions directly on behalf of the Fund, the mid-cap growth portion of the Fund’s portfolio may be subject to his management of the Federated Kaufmann Fund.  Mr. Gold’s IPP is measured on a rolling 1, 3, and 5 calendar year pre-tax gross return basis vs. the Fund's designated peer group of comparable accounts (e.g., accounts in the same category as established by Morningstar).  Performance periods are adjusted if a portfolio manager has been managing an account for less than five years; accounts with less than one-year of performance history under a portfolio manager may be excluded. Also, Mr. Gold provides research and analytical support for other accounts.  IPP is calculated with an equal weighting of each account he manages or for which he provides research and analytical support.  Discretion may be applied to modify the above based on extenuating circumstances.

Financial success is assessed by the revenue growth for the accounts managed or supported and is predicated on the trailing 5 year IPP vs. peer group being at or above the 50th percentile.

Leadership/Teamwork/Communication is assessed by the Chief Investment Officer and Lead Portfolio Managers of the group.

                 Additional Accounts Managed by Portfolio Manager
Types of Accounts Managed by John Leibee	Total Number of Additional Accounts Managed / Total Assets*
Registered Investment Companies	0
Other Pooled Investment Vehicles	0
Other Accounts	0
*None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of shares owned in the Fund: none

John Leibee is paid a fixed base salary and a variable annual incentive.  Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager’s experience and performance.  The annual incentive amount is determined based on multiple performance criteria using a Balanced Scorecard methodology, and may be paid entirely in cash, or in a combination of cash and restricted stock of Federated Investors, Inc. (Federated).  There are three weighted performance categories in the Balanced Scorecard.  Investment Product Performance (IPP) is the predominant factor.   Of lesser importance are: Financial Success and Leadership/Teamwork/Communication.  The total Balanced Scorecard “score” is applied against an annual incentive opportunity that is competitive in the market for this portfolio manager role to determine the annual incentive payment.

The Fund will gain exposure to mid-cap growth equity securities by investing in another fund (the “Federated Kaufmann Fund”).  Mr. Leibee manages the Federated Kaufmann fund according to its specific investment program.  Thus, although Mr. Leibee is not responsible for making investment decisions directly on behalf of the Fund, the mid-cap growth portion of the Fund’s portfolio may be subject to his management of the Federated Kaufmann Fund.  Mr. Leibee’s IPP is measured on a rolling 1, 3, and 5 calendar year pre-tax gross return basis vs. the Fund's designated peer group of comparable accounts (e.g., accounts in the same category as established by Morningstar).  Performance periods are adjusted if a portfolio manager has been managing an account for less than five years; accounts with less than one-year of performance history under a portfolio manager may be excluded.  Also, Mr. Leibee provides research and analytical support for other accounts.  IPP is calculated with an equal weighting of each account he manages or for which he provides research and analytical support.  Discretion may be applied to modify the above based on extenuating circumstances.

Financial success is assessed by the revenue growth for the accounts managed or supported and is predicated on the trailing 5 year IPP vs. peer group being at or above the 50th percentile.

Leadership/Teamwork/Communication is assessed by the Chief Investment Officer and Lead Portfolio Managers of the group.

As a general matter, certain conflicts of interest may arise in connection with a portfolio manager’s management of a fund’s investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other.  For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund.  Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them.  Other potential conflicts might include conflicts created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute fund portfolio trades and/or specific uses of commissions from Fund portfolio trades (for example, research, or “soft dollars”).  The Adviser has adopted policies and procedures and has structured the portfolio managers’ compensation in a manner reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.

July 22, 2008

Cusip 314212887
Cusip 314212879
Cusip 314212861
38777  (7/08)